Significant Accounting Policies (Details Narrative)					3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Apr. 18, 2024 USD ($) shares	Jun. 26, 2023 USD ($) shares	Aug. 17, 2021 USD ($)	Jun. 16, 2021 USD ($) Director shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) Director shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($) Director shares	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) Director shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) Director shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021
Cash and cash equivalents | $							$ 10,000.00			$ 30,000.00				$ 10,000.00		$ 10,000.00		$ 30,000.00
Statutory tax rate percentage									19.00%					25.00%		23.50%		19.00%		19.00%
Executive Officer [Member]
Shares of common stock transferred		100,000
Armada Acquisition Corp I [Member]
Cash and cash equivalents | $					$ 13,242	$ 107,722	54,405				$ 107,722		$ 13,242	$ 54,405		$ 54,405	$ 60,284		$ 177,578
Exceed limit | $							$ 250,000				$ 250,000		$ 250,000				$ 250,000
Shares of common stock subject to possible redemption					1,417,687	1,417,687	2,363,349				1,417,687		1,417,687	2,363,349		2,363,349	2,363,349		15,000,000
Fair value of converted shares | $		$ 207,200		$ 509,552
Compensation expense | $		$ 100,800			$ 75,600		$ 50,400						$ 75,600	$ 50,400		$ 50,400	$ 106,400
Stock-based compensation | $					$ 526,209	$ 25,200	$ 50,400	$ 134,363	$ 27,963	$ 27,963	$ 75,600	$ 55,926	$ 601,809		$ 190,289		$ 218,254		$ 111,852
Offering costs | $			$ 3,537,515
Underwriting commissions | $			1,500,000
Other offering costs | $			$ 2,037,515
Effective income tax reconciliation percentage					(2.77%)	(14.11%)	(23.19%)	(17.26%)	(117.43%)	(30.01%)	(18.35%)	(43.32%)	(7.62%)		(96.28%)		(207.49%)		4.25%
Statutory tax rate percentage					21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%		21.00%
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested		190,000
Armada Acquisition Corp I [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested		90,000
Armada Acquisition Corp I [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested		90,000
Armada Acquisition Corp I [Member] | Sponsor [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested		180,000
Armada Acquisition Corp I [Member] | Founder Shares [Member] | Sponsor [Member]
Interse transfer of shares made	150,000
Interse transfer of shares made value | $	$ 900
Armada Acquisition Corp I [Member] | President [Member]
Shares of common stock transferred				50,000
Armada Acquisition Corp I [Member] | Director [Member]
Shares of common stock transferred		90,000		35,000
Number of independent directors | Director				3			3				3		3				3
Armada Acquisition Corp I [Member] | Chief Executive Officer [Member] | Founder Shares [Member]
Interse transfer of shares received	75,000
Armada Acquisition Corp I [Member] | Three Independent Directors [Member]
Shares of common stock transferred		270,000
Armada Acquisition Corp I [Member] | Executive Officer [Member]
Shares of common stock transferred		100,000
Armada Acquisition Corp I [Member] | IPO [Member]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares							100,000				100,000		100,000				100,000
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested							105,000				105,000		105,000				105,000
Armada Acquisition Corp I [Member] | Warrant [Member]
Warrants exercise to purchase common stock							7,500,000				7,500,000		7,500,000				7,500,000